MD&A - Risk management and control - Market Risk (Narrative) (Detail) $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of Market Risk [Line Items]
Equity instruments held as financial assets at fair value not held for trading and as investments in associates	$ 2.4
Equity instruments held as financial assets at fair value not held for trading	$ 1.3
Holding period used to calculate VaR for internal management purpose	1 day
Confidence level applied for calculating VaR for internal management purpose.	95.00%
Holding period used to calculate regulatory VaR	10 days
Confidence level applied for calculating regulatory VaR.	99.00%
Risk factor returns used to calculate VaR with 10-day holding period	10 days
Holding period used to calculate stressed VaR (SVAR)	10 days
Confidence level applied for calculating SVaR	99.00%
Historical data set used to calculate regulatory VaR	5 years
Historical data set used to calculate SVaR	from 1 January 2007 to the present
Regulatory threshold for eligible capital	15.00%
UBS AG
Disclosure of Market Risk [Line Items]
Equity instruments held as financial assets at fair value not held for trading and as investments in associates	$ 2.4
Equity instruments held as financial assets at fair value not held for trading	$ 1.3
Holding period used to calculate VaR for internal management purpose	1 day
Confidence level applied for calculating VaR for internal management purpose.	95.00%
Holding period used to calculate regulatory VaR	10 days
Confidence level applied for calculating regulatory VaR.	99.00%
Risk factor returns used to calculate VaR with 10-day holding period	10 days
Holding period used to calculate stressed VaR (SVAR)	10 days
Confidence level applied for calculating SVaR	99.00%
Historical data set used to calculate regulatory VaR	5 years
Historical data set used to calculate SVaR	from 1 January 2007 to the present
Regulatory threshold for eligible capital	15.00%